ACQUIRED INTANGIBLE ASSETS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, net	$ 36,274,238	$ 50,562,945
Balance at Beginning	50,562,945
Acquisition		55,448,000
Amortization	(8,640,885)	(4,885,055)
Impairment
Foreign currency translation adjustment	(5,647,822)
Balance at End	$ 36,274,238	$ 50,562,945